CAPITAL MANAGEMENT	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
Capital Management
CAPITAL MANAGEMENT

14. CAPITAL MANAGEMENT

The Company classifies the components of shareholders’ equity as capital, which at January 31, 2022, was a deficiency of $7,422,277 (October 31, 2021 – $6,770,038). When managing capital, the Company’s objective is to ensure the entity continues as a going concern and advance stakeholders’ interests. Management adjusts the capital structure as necessary in order to support its business and technology development. The Company’s board of directors does not establish qualitative return on capital criteria for management, but rather relies on the expertise of the Company’s management to sustain future development of the business. The Company focuses on plant operations and magnesium production and continues to move towards the buildout of its pilot plant facility and the development of a full-scale commercial magnesium production facility. The Company is considered to be in the development stage and is dependent upon external financing to fund its activities. In order to carry out its business development activities and pay for administrative costs, the Company will spend its existing working capital and raise additional amounts as needed. Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is appropriate. There were no changes in the Company’s approach to capital management during the period. The Company is not subject to any externally imposed capital requirements.

15. CAPITAL MANAGEMENT

The Company classifies the components of shareholders’ equity as capital, which at October 31, 2021, was a deficiency of $6,770,038 (October 31, 2020 – $2,079,903). When managing capital, the Company’s objective is to ensure the entity continues as a going concern and advance stakeholders’ interests. Management adjusts the capital structure as necessary in order to support its business and technology development. The Company’s board of directors does not establish qualitative return on capital criteria for management, but rather relies on the expertise of the Company’s management to sustain future development of the business. The Company focuses on plant operations and magnesium production and continues to move towards the buildout of its pilot plant facility and the development of a full-scale commercial magnesium production facility. The Company is considered to be in the development stage and is dependent upon external financing to fund its activities. In order to carry out its business development activities and pay for administrative costs, the Company will spend its existing working capital and raise additional amounts as needed. Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is appropriate. There were no changes in the Company’s approach to capital management during the period. The Company is not subject to any externally imposed capital requirements.

WESTERN MAGNESIUM CORPORATION NOTES TO CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended October 31, 2021 and 2020
Expressed in US Dollars, except where otherwise indicated